Organization and Principal Business (Details Narrative)							12 Months Ended
	Apr. 24, 2025 USD ($)	Apr. 22, 2025 $ / shares shares	Apr. 21, 2025 $ / shares shares	May 31, 2024 shares	Feb. 23, 2024 MYR (RM) shares	Jan. 03, 2024 MYR (RM) shares	Dec. 31, 2023 shares	Dec. 31, 2024	Jul. 01, 2024	Jan. 24, 2024	Jan. 10, 2024	Dec. 14, 2023	Dec. 01, 2023	Nov. 30, 2023
Straits Marine Services Pte Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage													100.00%	67.00%
Tumpuan Megah Development Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage				30.00%				70.00%	100.00%	70.00%			33.00%
Straits Marine Fuels and Energy Sdn Bhd and Seven Subsidiaries SMF Group [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares							3,968,556
Acquired ownership percentage												100.00%
TMD Straits Limited And TMD Sturgeon Limit [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage											100.00%
Straits Marine Services Pte Ltd One Straits Maritime Services Pte Ltd Two [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage										51.00%
Straits Maritime Services Pte Ltd One [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage				49.00%
TMD Marine Fuels Sdn. Bhd. [Member]
Subsidiary, Sale of Stock [Line Items]
Acquired ownership percentage					30.00%	30.00%		30.00%
Business Combination, Consideration Transferred | RM					RM 150,000
Common Stock [Member] | Tumpuan Megah Development Sdn Bhd [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares				8,108,179
Number of stock issued, shares				3,474,934
Common Stock [Member] | TMD Straits Limited And TMD Sturgeon Limit [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares				1,132,607
Sale of Stock, Number of Shares Issued in Transaction				890,026
Common Stock [Member] | Straits Marine Services Pte Ltd One Straits Maritime Services Pte Ltd Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares				1,237,055
Common Stock [Member] | Straits Maritime Services Pte Ltd One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares				1,188,543
Common Stock [Member] | TMD Marine Fuels Sdn. Bhd. [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares					149,700	300
Stock Issued During Period, Value, New Issues | RM					RM 149,700	RM 300
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares		3,100,000	3,100,000
Issuing price per share | $ / shares		$ 3.25	$ 3.25
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock issued, shares		465,000	465,000
Issuing price per share | $ / shares		$ 3.25	$ 3.25
Over-Allotment Option [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuing price per share | $ / shares			$ 3.25
Gross proceeds | $	$ 11,586,250